SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Business segment reporting

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	Six months ended June 30, 2015
	Rental business	Service business	Corporate	Total

Revenues
- related party	$—	$12,389	$—	$12,389
- non-related party	18,463	565,282	—	583,745

Total revenues	18,463	577,671	—	596,134
Cost of revenues	(3,474)	(189,240)	—	(192,714)

Gross income	14,989	388,431	—	403,420
Depreciation and amortization	16,162	1,868	75	18,105
Net (loss) income	(20,347)	348,830	(32,400)	296,083
Total assets	1,176,923	223,713	39,784	1,440,420
Expenditure for long-lived assets	$7,890	$38,710	$49,820	$96,420

	Six months ended June 30, 2014
	Rental business	Service business	Corporate	Total

Revenues
- related party	$—	$15,147	$—	$15,147
- non-related party	12,128	5,804	—	17,932

Total revenues	12,128	20,951	—	33,079
Cost of revenues	(5,835)	(15,544)	—	(21,379)

Gross income	6,293	5,407	—	11,700
Depreciation and amortization	17,754	1,885	—	19,639
Net loss	(33,993)	(11,723)	(2,056)	(47,772)
Total assets	1,199,039	30,693	8,854	1,238,586
Expenditure for long-lived assets	$31,054	$—	$—	$31,054

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	Year ended December 31, 2014

	Rental business	Service business	Corporate	Total

Revenues
- related party	$—	$28,672	$—	$28,672
- non-related party	31,071	139,905	—	170,976

Total revenues	31,071	168,577	—	199,648
Cost of revenues
- related party	—	—	—	—
- non-related party	(9,706)	(106,391)	—	(116,097)

Gross income	21,365	62,186	—	83,551
Depreciation and amortization	35,440	3,769	225	39,434
Net (loss) income	(61,662)	14,685	(4,529)	(51,506)
Total assets	1,091,422	82,414	26,686	1,200,522
Expenditure for long-lived assets	$31,490	$550	$15,838	$47,878

	Year ended December 31, 2013

	Rental business	Service business	Corporate	Total
Revenues
- related party	$—	$—	$—	$—
- non-related party	—	12,110	—	12,110

Total revenues	—	12,110	—	12,110
Cost of revenues
- related party	—	(6,295)	—	(6,295)
- non-related party	—	(1,344)	—	(1,344)

Gross income	—	4,471	—	4,471
Depreciation and amortization	12,232	987	58	13,277
Net (loss) income	(21,802)	(55,005)	(21,855)	(98,662)
Total assets	1,154,565	41,430	26,154	1,222,149
Expenditure for long-lived assets	$1,213,519	$18,712	$18,876	$1,251,107